Bucksport Energy Asset Investment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012
Jointly Owned Utility Plant Interests [Line Items]
Ownership of steam and electricity produced	28.00%	28.00%
Obligation to purchase steam output	72.00%